Leases - Schedule of Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Leases [Abstract]
Weighted average remaining lease term (years)	3 years 7 months 6 days	3 years 8 months 12 days
Weighted average discount rate	6.30%	6.45%
2020	$ 362	$ 1,825
2021	1,124	1,443
2022	590	594
2023	329	329
2024	321	321
Thereafter	1,143	1,143
Total	3,869	5,655
Less: Imputed Interest	528	675
Operating lease, liability	3,341	4,980
Leases - current liabilities	1,194	1,797
Leases - non current	$ 2,147	$ 3,183